Note 22 - Other Liabilities - Other Noncurrent Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Other Liabilities [Abstract]
Post-employment benefits	$ 111,904	$ 136,811
Other-long term benefits	71,345	64,928
Miscellaneous	48,432	43,896
Other non-current liabilities	$ 231,681	$ 245,635